Cash and cash equivalents and Restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	December 31,
	2024	2023
Cash on hand	34	11
Cash at banks	46,803	74,191
Total	46,837	74,202